Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

(a)	On July 1, 2013, the Company entered into a consulting agreement with an investor relations firm whereby the Company is to pay the consultant $5,500 per month until December 31, 2013 and issue 96,000 shares of common stock (issued June 28, 2013 and recorded as deferred compensation as at June 30, 2013). Refer to Note 10(l).
(b)	On July 31, 2013, the Company issued a convertible note with a principal value of $405,000 for proceeds of $300,000. The note bears interest at a rate of 8% per annum and matures on January 27, 2014. The note is convertible ninety days after issuance, at the holder’s option, into shares of common stock of the Company at $0.2325 per share. Under terms of the note, the principal amount of $405,000 will be reduced to the purchase price of $300,000 if the Company meets all of their filing obligations. If the Company files a registration statement covering the resale of all of the shares issued or issuable upon conversion of the convertible note with the Securities and Exchange Commission (“SEC”) on or before September 3, 2013, $30,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished. If the registration statement is declared effective by the SEC by October 14, 2013 then a further $75,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished. The Company has the right at any time to redeem all, but not less than all, of the total outstanding amount then remaining under the convertible note in cash at a price equal to 120% of the total amount of the convertible note then outstanding. In the event of default, the note has a default interest rate of 18% per annum and customary event default provisions.

NOTE 14 – SUBSEQUENT EVENTS

The following event occurred during the period from the year ended December 31, 2012 to the date the consolidated financial statements were available to be issued on April 16, 2013:

i.                 On January 2, 2013, the Company signed an exclusive licensing and distribution agreement to sell and market the iPMine communication and mine-safety system for underground mines for the European continent. The terms of the agreement includes exclusivity for the European market for a 5-year term renewable for an additional 5-year term and first right of refusal to acquire the entire iPMine intellectual property. The Company issued 300,000 common shares (i.e. post-the reverse stock split) of the Company to the licensor.

ii.               On January 10, 2013, the Board of Directors of the Company approved the followings:

1.                       One (1) for fifty (50) reverse split of the issued and outstanding shares of Sanwire common stock;

2.                       To amend the Company’s Article of Incorporation to change the name of the Company to “Sanwire Corporation,” and

3.                       To amend the Company's Articles of Incorporation to increase the number of authorized shares of Common Stock, par value $.00001 per share, of the Company from 500,000,000 shares to 750,000,000 shares after the Reverse Split.

The actions became effective on or about March 8, 2013.

iii.              On January 14, 2013, the Company signed a purchase agreement to acquire all of the ownership in iPTerra Technologies, Inc. for cash consideration of $5,500, which shall be paid to a seller within a 12 month period from a closing date.

iv.             On March 22, 2013, the Company issued 20,000,000 shares after the Reverse Split to the Company controlled by Naiel Kanno as payment for fulfillment of the Company’s exercise of the option agreement that is part of the Licensing and Distribution Agreement dated January 16, 2013.

v.       On March 26, 2013, the Company exercised its option under the recently executed License and Distribution Agreement for 100% ownership of the iPMine communications and mine-safety system. The iPMine system will continue to operate under the Company’s wholly owned subsidiary, iPTerra Technologies, Inc.

vi.        On March 27, 2013, the Company issued 20,000,000 shares after the Reverse Split to converted $20,000 debt owing to a third party by the Company.